Financial Instruments And Risks (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments And Risks [Abstract]
Summary of Illustrates the Impact of an Appreciation or Depreciation
The table below illustrates the impact of an appreciation or depreciation of RMB spot and forward rates against USD by 5% on the Group’s profit before income tax expenses.

	As of December 31,
	2021	2022
	RMB’000	RMB’000
5% appreciation of RMB	699,049	(124,798)
5% depreciation of RMB	(699,049)	124,798

Summary of out the Group's Financial Assets and Financial Liabilities Exposed to Interest Rate Risk
The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date (whichever is the earlier):

	As of December 31, 2021
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	29,263,128	70,579	363,691	1,538,551	3,507,239	—	—	34,743,188
Restricted cash	27,792,006	554,499	1,786,219	306,371	14,444	—	—	30,453,539
Financial assets at fair value through profit or loss	12,544,935	3,459,334	919,458	262,969	—	1,164,095	12,672,420	31,023,211
Financial assets at amortized cost	1,168,502	500,740	920,815	107,676	—	1,086,880	—	3,784,613
Financial assets purchased under reverse repurchase agreements	5,527,177	—	—	—	—	—	—	5,527,177
Accounts and other receivables and contract assets	—	—	—	—	—	—	22,344,773	22,344,773
Loans to customers	51,563,466	98,295,888	51,345,667	11,182,096	1,002	2,583,991	—	214,972,110

Total financial assets	127,859,214	102,881,040	55,335,850	13,397,663	3,522,685	4,834,966	35,017,193	342,848,611

	As of December 31, 2021
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
LIABILITIES
Payable to platform investors	—	—	—	—	—	—	2,747,891	2,747,891
Borrowings	13,074,069	12,853,348	—	—	—	—	—	25,927,417
Accounts and other payables and contract liabilities	—	—	—	—	—	—	8,814,255	8,814,255
Payable to investors of consolidated structured entities	46,086,474	95,848,045	48,048,309	5,463,312	—	—	—	195,446,140
Financing guarantee liabilities	—	—	—	—	—	—	2,697,109	2,697,109
Lease liabilities	141,719	322,317	238,250	83,166	9,092	—	—	794,544
Convertible promissory note payable	—	—	10,669,498	—	—	—	—	10,669,498
Optionally convertible promissory notes	—	—	7,405,103	—	—	—	—	7,405,103

Total financial liabilities	59,302,262	109,023,710	66,361,160	5,546,478	9,092	—	14,259,255	254,501,957

Nominal amount of interest rate swap	(8,224,653)	—	8,224,653	—	—	—	—	—

Total interest rate sensitivity gap	76,781,605	(6,142,670)	(19,249,963)	7,851,185	3,513,593	4,834,966	20,757,938	88,346,654

	As of December 31, 2022
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	33,218,805	42,142	1,602,690	3,490,181	5,528,309	—	—	43,882,127
Restricted cash	24,333,782	1,544,978	482,037	147,478	356	—	—	26,508,631
Financial assets at fair value through profit or loss	7,128,410	1,131,041	313,221	—	—	2,454,227	18,062,548	29,089,447
Financial assets at amortized cost	2,502,673	647,026	112,128	856,808	—	597,813	—	4,716,448
Accounts and other receivables and contract assets	—	—	—	—	—	—	15,758,135	15,758,135
Loans to customers	51,150,197	95,812,445	49,552,823	9,616,373	158,248	5,156,559	—	211,446,645

Total financial assets	118,333,867	99,177,632	52,062,899	14,110,840	5,686,913	8,208,599	33,820,683	331,401,433

	As of December 31, 2022
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
LIABILITIES
Payable to platform investors	—	—	—	—	—	—	1,569,367	1,569,367
Borrowings	9,086,732	27,828,781	—	—	—	—	—	36,915,513
Bond payable	—	2,143,348	—	—	—	—	—	2,143,348
Accounts and other payables and contract liabilities	3,745,929	—	—	—	—	—	5,385,010	9,130,939
Payable to investors of consolidated structured entities	42,664,737	86,300,977	44,005,269	4,111,964	64,779	—	—	177,147,726
Financing guarantee liabilities	—	—	—	—	—	—	5,763,369	5,763,369
Lease liabilities	126,034	294,856	253,475	67,629	6,813	—	—	748,807
Convertible promissory note payable	—	—	—	—	5,164,139	—	—	5,164,139
Optionally convertible promissory notes	—	8,142,908	—	—	—	—	—	8,142,908

Total financial liabilities	55,623,432	124,710,870	44,258,744	4,179,593	5,235,731	—	12,717,746	246,726,116

Nominal amount of interest rate swap	(8,984,334)	8,984,334	—	—	—	—	—	—

Total interest rate sensitivity gap	71,694,769	(34,517,572)	7,804,155	9,931,247	451,182	8,208,599	21,102,937	84,675,317

Summary of Impact to Profit Before Tax on the Structure of Interest-bearing Assets and Liabilities
The table below illustrates the impact to profit before tax of the coming year as of each reporting date based on the structure of interest-bearing assets, liabilities and interest rate derivative instruments as of December 31, 2021 and 2022, caused by a parallel shift of 100 basis points in interest rates.

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Change in interest rate
-100 basis points	(648,804)	(497,888)
+100 basis points	648,804	497,888

Summary of Credit Exposure of the Group	The following table sets forth the credit exposure of the Group as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
On-balance sheet
Cash at bank	34,743,188	43,882,127
Restricted cash	30,453,539	26,508,631
Financial assets at fair value through profit or loss	31,023,211	29,089,447
Financial assets at amortized cost	3,784,613	4,716,448
Financial assets purchased under reverse repurchase agreements	5,527,177	—
Accounts and other receivables and contract assets	22,344,773	15,758,135
Loans to customers	214,972,110	211,446,645

	342,848,611	331,401,433

Off-balance sheet
Financing guarantee contracts	64,731,369	68,502,938

Summary of Macro Economic Assumptions used to Estimate Expected Credit Losses
The Group considered different macroeconomic scenarios. As of December 31, 2021 and 2022, the key macroeconomic assumptions used to estimate expected credit losses are listed below.

As of December 31,
	2021	2022
GDP – year on year percentage change	5.0%-6.2%	3.8%-5.5%
CPI – year on year percentage change	2.3%-2.6%	2.0%-2.4%
Broad measure of money supply (M1) – year on year percentage change	8.1%-9.1%	7.3%-8.6%

Summary of Changes of ECL Impairment Provision on Loans to Customers and Financing Guarantee liabilities Related to ECL Assuming the Financial Assets
The following table shows the changes of ECL impairment provision on loans to customers and financing guarantee liabilities related to ECL assuming the financial assets in stage 2 reclassified to stage 1 due to significant improvement in credit risk.

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Total ECL and financing guarantee liabilities under assumption of reclassification of financial instruments from stage 2 to stage 1	4,897,881	10,479,472
Total ECL and financing guarantee liabilities related to ECL recognized in the consolidated balance sheet	5,450,980	12,826,347

Difference-amount	(553,099)	(2,346,875)
Difference-ratio	-10%	-18%

Summary of Credit Risk Exposure of the Financial Instruments under the Scope of Expected Credit Loss
The following presents the credit risk exposure of the financial instruments under the scope of expected credit loss mentioned in measurement of ECL without considering guarantee or any other credit enhancement measures:

	As of December 31, 2021
	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Financial assets at amortized cost	2,697,852	—	584,739	502,022	3,784,613
Loans to customers	213,665,161	1,263,965	42,984	—	214,972,110

Total	216,363,013	1,263,965	627,723	502,022	218,756,723

Off-balance sheet
Financing guarantee contracts	64,416,918	314,451	—	—	64,731,369

	As of December 31, 2022
	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Financial assets at amortized cost	4,118,635	—	281,531	316,282	4,716,448
Loans to customers	208,609,176	2,763,586	73,883	—	211,446,645

Total	212,727,811	2,763,586	355,414	316,282	216,163,093

Off-balance sheet
Financing guarantee contracts	67,011,692	1,491,246	—	—	68,502,938

Summary of Liquidity Risk	The following table analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual or expected maturity date. The amounts disclosed in the table are undiscounted contractual or expected cash flows including interest payments computed using contractual rates, or, if floating, based on current rates, and interests with financial liabilities denominated in foreign currencies translated into RMB using the spot rate as of balance sheet date:

	As of December 31, 2021
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	2,747,891	—	—	—	—	2,747,891
Borrowings	—	16,717,997	9,628,462	—	—	26,346,459
Accounts and other payables and contract liabilities	8,814,255	—	—	—	—	8,814,255
Payable to investors of consolidated structured entities	45,628	148,079,478	49,505,033	5,570,774	—	203,200,913
Financing guarantee liabilities	64,731,369	—	—	—	—	64,731,369
Lease liabilities	—	484,497	248,770	85,180	9,329	827,776
Convertible promissory note payable	—	91,869	12,502,777	—	—	12,594,646
Optionally convertible promissory notes	—	442,840	7,823,510	—	—	8,266,350

	76,339,143	165,816,681	79,708,552	5,655,954	9,329	327,529,659

	As of December 31, 2022
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	1,569,367	—	—	—	—	1,569,367
Borrowings	—	37,506,884	—	—	—	37,506,884
Bond payable	—	2,209,274	—	—	—	2,209,274
Accounts and other payables and contract liabilities	5,385,010	3,745,929	—	—	—	9,130,939
Payable to investors of consolidated structured entities	47,351	133,933,056	45,293,609	4,182,362	65,607	183,521,985
Financing guarantee liabilities	68,502,938	—	—	—	—	68,502,938
Lease liabilities	—	462,785	247,494	67,737	6,819	784,835
Convertible promissory note payable	—	50,177	50,177	50,177	6,867,555	7,018,086
Optionally convertible promissory notes	—	8,546,138	—	—	—	8,546,138

	75,504,666	186,454,243	45,591,280	4,300,276	6,939,981	318,790,446

Summary of Group's Maximum Exposure to Structured Entities

	As of December 31, 2021
(In RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties (a)	NA	8,661,387	8,661,387	Investment income
Unconsolidated structured products managed by affiliated entities (a)	NA	12,219,226	12,219,226	Investment income
Unconsolidated structured products serviced by the Group.	18,178,437	—	1,428,320	Service fees

	As of December 31, 2022
(In RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties (a)	NA	17,312,195	17,312,195	Investment income
Unconsolidated structured products managed by affiliated entities (a)	NA	8,321,066	8,321,066	Investment income
Unconsolidated structured products serviced by the Group.	2,581,999	—	1,849,897	Service fee

Summary of Fair Value Estimation
The following table sets forth the financial instruments recorded at fair value by level of the fair value hierarchy:

As of December 31, 2021	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Unlisted Securities
Asset management plans	—	7,802,270	505,503	8,307,773
Trust plans	—	2,448,373	603,716	3,052,089
Private fund and other equity investments	—	2,765,016	—	2,765,016
Mutual funds	2,486,541	—	—	2,486,541
Corporate bonds	—	3,017,849	47,023	3,064,872
Bank wealth management products	—	4,589,101	—	4,589,101
Structured deposits	—	6,640,977	—	6,640,977
Others debt investments	—	—	108,991	108,991

Listed Securities
Stock	7,851	—	—	7,851

Derivative instruments
Interest rate swap	—	38,403	—	38,403
Foreign currency swap	—	(25,772)	—	(25,772)

Total	2,494,392	27,276,217	1,265,233	31,035,842

As of December 31, 2022	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Unlisted Securities
Asset management plans	—	4,667,559	342,154	5,009,713
Trust plans	—	3,268,709	621,840	3,890,549
Private fund and other equity investments	—	1,603,219	440,832	2,044,051
Mutual funds	7,125,498	—	—	7,125,498
Corporate bonds	—	—	46,435	46,435
Bank wealth management products	—	7,563,450	—	7,563,450
Structured deposits	—	2,406,785	—	2,406,785
Others debt investments	—	—	1,002,966	1,002,966

Derivative instruments
Interest rate swap	—	222,086	—	222,086
Foreign currency swap	—	225,357	—	225,357

Total	7,125,498	19,957,165	2,454,227	29,536,890

Summary of the Changes in Level 3 Instruments
The following table presents the changes in level 3 instruments for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022

	Financial assets at fair value through profit or loss
	RMB’000	RMB’000	RMB’000
As of beginning of the year	2,842,839	1,266,495	1,265,233
Additions	—	131,829	1,548,065
Disposal	(1,266,827)	(29,664)	(300,136)
Transfer into level 3	—	1,035,642	—
Transfer out of level 3	—	(3,047)	—
Gains or losses recognized in profit or loss	(309,517)	(1,136,022)	(58,935)

As of end of the year	1,266,495	1,265,233	2,454,227

Summary of Impact to Profit/(Loss) Before Income Tax
The table below illustrates the impact to profit/(loss) before income tax for the years ended December 31, 2020, 2021 and 2022, if the risk-adjusted discount rate had increased/decreased by 100 basis points with all other variables held constant.

	As of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Expected changes in profit/(loss) before income tax
+100 basis points	(28,078)	(42,509)	(42,824)
-100 basis points	29,023	45,553	45,826